PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 153,159	$ 204,230
Aggregate investment grants recieved	285,000	285,000
Depreciation expense	$ 15,195	$ 18,307